SUBSEQUENT EVENTS (Details)	Nov. 30, 2025 CNY (¥)
Subsequent Event [Member] | Minsheng Bank Member
SUBSEQUENT EVENTS (Details) [Line Items]
Additional loan amount issued	¥ 6,200,000